John Hancock Funds II

Supplement dated September 21, 2012

to the Prospectus dated December 31, 2011

Active Bond Fund

Effective October 1, 2012, the advisory fee for the fund is reduced to the following rate:

Aggregate Net Assets	Annual Rate
First $2.5 billion	0.600%
Next $2.5 billion	0.575%
Excess over $5 billion	0.550%

Aggregate Net Assets include the net assets of the Active Bond Fund and the Active Bond Trust, a series of John Hancock Variable Insurance Trust.

Mutual Shares Fund

Effective October 1, 2012, the advisory fee for the fund is reduced to the following rate:

Aggregate Net Assets	Annual Rate
First $750 million	0.960%
Over $750 million	0.920%

When Aggregate Net Assets exceed $750 million, the advisory fee is 0.92% on all net assets of the Mutual Shares Fund.

Aggregate Net Assets include the net assets of the Mutual Shares Fund and the Mutual Shares Trust, a series of John Hancock Variable Insurance Trust.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated September 21, 2012

to the Prospectus dated December 31, 2011

Strategic Income Opportunities Fund

Effective October 1, 2012, the advisory fee for the fund is reduced to the following rate:

Aggregate Net Assets	Annual Rate
First $500 million	0.700%
Next $3 billion	0.650%
Excess over $3.5 billion	0.600%

Aggregate Net Assets include the net assets of the Strategic Income Opportunities Fund and the Strategic Income Opportunities Trust, a series of John Hancock Variable Insurance Trust.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated September 21, 2012

to the Prospectus dated March 1, 2012

Strategic Income Opportunities Fund

Effective October 1, 2012, the advisory fee for the fund is reduced to the following rate:

Aggregate Net Assets	Annual Rate
First $500 million	0.700%
Next $3 billion	0.650%
Excess over $3.5 billion	0.600%

Aggregate Net Assets include the net assets of the Strategic Income Opportunities Fund and the Strategic Income Opportunities Trust, a series of John Hancock Variable Insurance Trust.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.